(First Citicorp Life Insurance Company Letterhead)

Please address all correspondence regarding this matter to:
Eric S. Miller, Citicorp Insurance Group, P.O. Box 7031, Dover, DE 19903

September 1, 1999




VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:	First Citicorp Life Insurance Company
   	First Citicorp Life Variable Annuity Separate Account
	   File No. 333-71377

Dear Commissioners:

On behalf of First Citicorp Life Insurance Company (the "Company") and First Citicorp Life Variable Annuity Separate Account (the "Account"), we are transmitting for filing under Rule 497(e) of the Securities Act of 1933, a supplement to the form of Prospectus dated May 1, 1999, used after the effective date of the registration statement on Form N-4 for the CitiElite product, offered by the Company through the Account.

If you have any questions, please contact the undersigned at (302) 672-5033.

Sincerely,

/s/Eric S. Miller

Eric S. Miller

SUPPLEMENT DATED SEPTEMBER 15, 1999 TO PROSPECTUS DATED MAY 1, 1999

CitiElite Variable Annuity

The following information supplements the Prospectus dated May 1, 1999 for the First Citicorp Life Variable Annuity Separate Account. Keep this supplement with the CitiElite Annuity Prospectus for future reference.

Additional funding options are available under the CitiElite Contract. They are listed below, along with their investment objectives, investment advisers and any subadvisers. Tables reflecting the funding option expenses as well as examples of total contract expenses, assuming investment in these funding options, are also provided. For additional information regarding each funding option, please refer to the applicable portfolio prospectuses, which must accompany the CitiElite Variable Annuity prospectus.

Funding Option          Investment Objective       Investment Adviser/Subadviser
Concert Investment
 Series
    Select Emerging     Seeks capital appreciation SSBC Fund Management, Inc
    Growth Portfolio    investing primarily in the  ("SSBC")
                        common stocks of small and
                        medium sized companies,
                        having market capitaliza-
                        tion in the lowest 25% of
                        all publicly traded U.S.
                        companies.

    Select Mid Cap      Seeks long-term growth of  SSBC
    Portfolio           capital by investing at
                        least 65% of its of assets
                        in the equity securities
                        companies having market
                        capitalization within the
                        range of the companies
                        included in the Standard
                        and Poors MidCap 400
                        Index at the time of
                        investment.

    Select Growth       Seeks capital appreciation SSBC
    Portfolio           by investing primarily in
                        U.S. common stocks and
                        other equity securities,
                        typically of established
                        companies with large
                        market capitalization.

    Select Growth and   Seeks both growth and      SSBC
    Income Portfolio    income by investing
                        principally in equity
                        securities which provide
                        dividend and interest
                        income but may invest in
                        non-income producing
                        investments for
                        potential appreciation
                        in value.

    Select Government   Seeks high current return  SSBC
    Portfolio           return consistent with
                        the preservation of
                        capital by investing
                        primarily in debt
                        instruments issued or
                        guaranteed by the U.S.
                        government, its agencies
                        or instrumentalities.

Greenwich Street Series
Fund
    Equity Index        Seeks results that, before Travelers Investment
    Portfolio Class II  expenses, correspond to    Management Company
                        the price and yield          ("TIMCO")
                        performance of the S & P
                        500 Index by investing in
                        substantially all of the
                        stocks in the S & P 500
                        Index, with comparable
                        economic sector
                        weightings, market
                        capitalization and
                        liquidity.

Funding Option Expenses
	(as a percentage of daily net assets of the funding option)*

Portfolio		         	Management	 12b-1 Fees	   Other Expenses		  Total Annual
		                     	Fees			                    	(after			      Operating
					                                         		reimbursement)		  Expenses
									                                                         	(after
									                                                       	reimbursement)

Concert Investment
     Series
  Select Emerging    0.75%		     ---		         0.25%			          1.00%
   Growth Portfolio

  Select Mid Cap     0.75%		     ---	         	0.20%	          		0.95%
   Portfolio

  Select Growth      0.75%		     ---		         0.20%		          	0.95%
   Portfolio

  Select Growth and  0.75%		     ---		         0.20%		          	0.95%
   Income Portfolio

  Select Government  0.60%		     ---		         0.20%	          		0.80%
   Portfolio

Greenwich Street
     Series Fund
   Equity Index      0.15%       0.25%		        ---			           0.40%
      Portfolio
      Class II

*Each of these portfolios commenced operations, or in the case of the Greenwich Street Series Fund Equity Index Portfolio Class II shares were first offered, during the current fiscal year and therefore, their other expenses are estimates and not based on past performance.


Examples
Assuming a 5% annual return, a $1,000 investment would be subject to the following expenses:

          				If Contract is surrendered at	        If Contract is NOT
				            end of period shown		           surrendered or is annuitized
                                                   at end of period shown

              		1 year 3 years	5 years	10 years	1 year	3 years	5 years	10 years
Concert
Investment
Series
 Select  	   		 $95	   $148	   $183	   $284	    $25	   $78	    $133	   $284
 Emerging Growth
 Portfolio

 Select Mid Cap  95	    146	    181	    279	     25	    76	     131	    279
 Portfolio

 Select Growth 		95	    146	    181	    279	     25	    76	     131	    279
 Portfolio

 Select Growth	  95	    146	    181	    279	     25	    76	     131	    279
 and Income
 Portfolio

 Select      		  93	    142  	  173  	  263	     23	    72	     123	    263
 Governemnt
 Portfolio

Greenwich Street
Series Fund
 Equity Index    89     129     152     220      19     59      102     220
 Portfolio
 Class II

The Examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. This example reflects the $30 annual contract administration charge as an annual charge of .030%.

The Insurance Company
The second paragraph of the section titled "The Insurance Company" (p.24) is changed to reflect the Company's Home Office address has been moved to 333 W. 34th Street, New York, NY 10001.